Document and Entity Information (USD $)	12 Months Ended
Jun. 30, 2013
Document and Entity Information:
Entity Registrant Name	MYRIAD INTERACTIVE MEDIA, INC.
Document Type	10-K
Document Period End Date	Jun. 30, 2013
Amendment Flag	false
Entity Central Index Key	0001096555
Current Fiscal Year End Date	--06-30
Entity Common Stock, Shares Outstanding	82,225,352
Entity Public Float	$ 82,225,352
Entity Filer Category	Smaller Reporting Company
Entity Current Reporting Status	Yes
Entity Voluntary Filers	Yes
Entity Well-known Seasoned Issuer	Yes
Document Fiscal Year Focus	2013
Document Fiscal Period Focus	FY